Other Financial Liabilities - Current (Tables)	12 Months Ended
Mar. 31, 2025
Other Financial Liabilities - Current [Abstract]
Schedule of Other Financial Liabilities - Current

Other financial liabilities – current consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Lease liabilities	$127,835	$135,478
Liability under option agreement	91,813	94,118
Professional fees payable	48,995	14,059
Total	$268,643	$243,655